Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	Canaan Inc.
Entity Central Index Key	0001780652
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Shell Company	false
Document Shell Company Report	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity File Number	001-39127
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	30/F
Entity Address, Address Line Two	Dicara Silver Tower
Entity Address, Address Line Three	29 Jiefang East Road
Entity Address, City or Town	Jianggan District, Hangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	310016
Document Annual Report	true
Document Transition Report	false
Document Registration Statement	false
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	2,015,597,778
Title of each class	Class A ordinary shares, par value US$0.00000005 per share*
Name of each exchange on which registered	NASDAQ
No Trading Symbol Flag	true
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	356,624,444
American Depositary Shares
Document Information [Line Items]
Title of each class	American Depositary Shares, each representing 15 Class A ordinary share
Trading Symbol	CAN
Name of each exchange on which registered	NASDAQ
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	30/F
Entity Address, Address Line Two	Dicara Silver Tower
Entity Address, Address Line Three	29 Jiefang East Road
Entity Address, City or Town	Jianggan District, Hangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	310016
Contact Personnel Name	Quanfu Hong, Chief Financial Officer
City Area Code	+86-571
Local Phone Number	8999-5063
Contact Personnel Email Address	IR@canaan-creative.com